SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2022 CNY (¥)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 02, 2018
Property, Plant and Equipment [Line Items]
Short-term investments	$ 52,255	$ 549,895
Interest income	1,385	48,058	$ 243,661
Allowances for accounts receivable	6,872	26,272
Long-term investments	1,642,300	1,703,900
Gain (Loss) on Disposition of Property Plant Equipment			1,200,000
Long-lived assets impairment			$ 281,680
Income Tax Examination, Likelihood of Unfavorable Settlement	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded
[custom:ValueAddedTaxesRateDescription]	Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold
Nanjing Rootaya Intelligence Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage							10.00%	10.00%
Long-term investments							$ 186,625	¥ 1,250,000
Three Unrelated Shareholders [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage							90.00%	90.00%
Dogness Network Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage					10.00%	10.00%
Long-term investments					$ 1,194,400	¥ 8,000,000.0
Unrelated Shareholder [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage					90.00%	90.00%
Linsun Smart Technology Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage	10.00%			10.00%
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage					13.00%	13.00%
Long-term investments	$ 40,274			¥ 260,000	$ 447,900	¥ 3,000,000.0
Linsun Smart Technology Co Ltd [Member] | Equity Investment Agreement [Member] | Three Unrelated Shareholders [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage					87.00%	87.00%
Software [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	10 years
Land [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	50 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
[custom:InvestmentsPercentage]	2.60%
Maximum [Member]
Property, Plant and Equipment [Line Items]
[custom:InvestmentsPercentage]	3.80%
Maximum [Member] | Investments Equity Securities [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage									20.00%
Dogness Intelligence Technology Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
[custom:MinorityInterestOwnershipPercentageByNoncontrollingOwner-0]	42.00%			42.00%
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Property, Plant and Equipment [Line Items]
[custom:MinorityInterestOwnershipPercentageByNoncontrollingOwner-0]	48.80%			48.80%